Schedule of Investments (unaudited) July 31, 2021	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.5%
County of Jefferson Alabama Sewer Revenue, Refunding RB, Series D, Sub Lien, 6.00%, 10/01/42	$3,745	$4,284,018
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	2,725	3,628,119
Tuscaloosa County Industrial Development Authority, Refunding RB(b)
Series A, 4.50%, 05/01/32	353	384,238
Series A, 5.25%, 05/01/44	385	442,369

		8,738,744

Arizona — 3.1%
Arizona Industrial Development Authority, RB(b)
7.10%, 01/01/55	1,790	1,833,300
Series A, 5.00%, 12/15/39	250	294,415
Series B, 5.13%, 07/01/47	665	753,970
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.13%, 07/01/37	960	1,112,515
Series A, 5.25%, 07/01/47	1,765	2,021,631
Series A, 5.50%, 07/01/52	1,775	1,930,969
Glendale Industrial Development Authority, RB
5.00%, 05/15/41	100	115,779
5.00%, 05/15/56	405	459,708
Industrial Development Authority of the City of Phoenix, RB(b)
Series A, 6.50%, 07/01/34	570	660,653
Series A, 6.75%, 07/01/44	1,000	1,172,300
Industrial Development Authority of the City of Phoenix, Refunding RB(b)
5.00%, 07/01/35	625	699,457
5.00%, 07/01/45	1,425	1,578,591
Series A, 5.00%, 07/01/35	260	292,778
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 07/01/56(b)	480	539,429
La Paz County Industrial Development Authority, RB,
5.88%, 06/15/48(b)	875	955,509
Maricopa County Industrial Development Authority, RB(b)
5.25%, 10/01/40	465	526,664
5.50%, 10/01/51	465	526,055
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	1,650	2,354,385

		17,828,108

Arkansas(b) — 1.8%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49	2,815	3,165,383
Series A, AMT, 4.75%, 09/01/49	6,090	7,037,117

		10,202,500

California — 5.0%
California Community Housing Agency, RB, M/F Housing(b)
Series A, 5.00%, 04/01/49	240	275,057
Series A-2, 4.00%, 08/01/47	1,550	1,715,881
California Municipal Finance Authority, RB(b)
Series A, 5.50%, 08/01/34	295	319,992
Series A, 6.00%, 08/01/44	665	721,459
Series A, 6.13%, 08/01/49	580	627,896

Security	Par (000)	Value

California (continued)
California Public Finance Authority, RB, Series A, 6.25%, 07/01/54(b)	$1,780	$2,074,626
California School Finance Authority, RB
6.65%, 07/01/33	435	478,261
6.90%, 07/01/43	975	1,068,278
Series A, 6.40%, 07/01/48	1,570	1,723,609
California Statewide Communities Development Authority, RB, 5.25%, 12/01/38(b)	580	708,766
California Statewide Financing Authority, RB, Series B, 6.00%, 05/01/43	1,650	1,654,537
City of San Jose California Hotel Tax Revenue, RB
6.50%, 05/01/36	900	903,510
6.50%, 05/01/42	2,220	2,228,503
CMFA Special Finance Agency I, RB, M/F Housing, Series A, 4.00%, 04/01/56(b)	3,300	3,616,140
CSCDA Community Improvement Authority, RB, M/F Housing(b)
2.65%, 12/01/46	1,080	1,117,022
3.00%, 12/01/56	890	924,051
4.00%, 12/01/56	1,385	1,538,680
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.25%, 06/01/47	610	631,771
Series A-2, 5.00%, 06/01/47	790	816,552
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, 6.75%, 07/01/61(b)(c)	1,705	1,054,594
Riverside County Transportation Commission, RB, Series A, Senior Lien, 5.75%, 06/01/48	2,885	3,157,777
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(b)(d)
Series D, 0.00%, 08/01/26	1,250	989,912
Series D, 0.00%, 08/01/43	1,500	506,340

		28,853,214

Colorado — 2.0%
9th Avenue Metropolitan District No.2, GO, 5.00%, 12/01/48	910	978,268
Arista Metropolitan District, Refunding GO, Series A, 5.00%, 12/01/38	1,240	1,341,420
Banning Lewis Ranch Metropolitan District No. 8, GO, 4.88%, 12/01/51(b)	665	665,293
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(b)	575	603,963
Green Valley Ranch East Metropolitan District No.6, GO, Series A, 5.88%, 12/01/50	935	1,019,225
Karl’s Farm Metropolitan District No.2, GO, Series A, 5.63%, 12/01/50(b)	545	602,448
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	790	820,810
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48	500	536,465
Palisade Metropolitan District No.2, GO, Subordinate, 7.25%, 12/15/49	1,211	1,327,244
Prairie Farm Metropolitan District, GO, Series A, 5.25%, 12/01/48	760	813,724
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	1,365	1,583,209

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Southlands Metropolitan District No.1, Refunding GO, Series A-1, 5.00%, 12/01/47	$410	$464,341
Waters’ Edge Metropolitan District No.2, GO, 5.00%, 12/01/51	790	802,995

		11,559,405

Connecticut(b) — 0.9%
Connecticut State Health & Educational Facilities Authority, RB
Series A, 5.00%, 01/01/45	325	359,392
Series A, 5.00%, 01/01/55	435	476,316
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45	1,390	1,477,987
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45	963	978,100
Mohegan Tribe of Indians of Connecticut, Refunding RB, Series C, 6.25%, 02/01/30	1,835	2,103,809

		5,395,604

District of Columbia — 0.6%
District of Columbia Tobacco Settlement Financing Corp., RB, CAB, Series A, 0.00%, 06/15/46(d)	15,400	3,406,788

Florida — 10.3%
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,335	1,391,764
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/23	125	131,865
4.00%, 11/15/24	440	472,336
4.00%, 11/15/25	460	500,107
4.00%, 11/15/27	495	547,049
4.00%, 11/15/29	435	480,636
4.00%, 11/15/32	450	495,198
4.00%, 11/15/35	675	727,994
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	1,495	1,689,335
Capital Trust Agency, Inc., RB
8.25%, 01/01/44	515	10,300
8.25%, 01/01/49	1,105	22,100
Series A, 5.75%, 06/01/54(b)	940	1,017,776
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(b)(d)	53,225	6,396,580
Charlotte County Industrial Development Authority, RB(b)
AMT, 5.00%, 10/01/34	245	277,210
AMT, 5.00%, 10/01/49	1,170	1,295,330
Collier County Industrial Development Authority, Refunding RB, Series A, 8.13%, 05/15/44(b)(e)(f)	630	485,578
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/50	730	282,817
Series A-2, 0.00%, 10/01/51	875	325,238
Series A-2, 0.00%, 10/01/52	875	312,795
Series A-2, 0.00%, 10/01/53	2,325	798,963
Series A-2, 0.00%, 10/01/54	875	289,048
Florida Development Finance Corp., RB
Series A, 5.75%, 06/15/29	690	748,036
Series A, 6.00%, 06/15/34	835	905,716
Series A, 6.13%, 06/15/44	3,180	3,433,637
Series A, 5.13%, 06/15/55(b)	3,645	3,848,646
Series A, AMT, 5.00%, 08/01/29(a)(b)	1,550	1,602,932

Security	Par (000)	Value

Florida (continued)
Florida Development Finance Corp., RB (continued)
Series B, AMT, 7.38%, 01/01/49(b)	$1,360	$1,499,386
Florida Development Finance Corp., Refunding RB, 5.00%, 06/01/51	355	411,598
Greeneway Improvement District, SAB, 5.13%, 05/01/43	1,675	1,728,265
Lakewood Ranch Stewardship District, SAB
4.25%, 05/01/26	135	143,280
4.95%, 05/01/29(b)	395	451,797
5.50%, 05/01/39(b)	400	473,080
5.13%, 05/01/46	810	885,954
5.65%, 05/01/48(b)	665	783,011
Series 1B, 4.75%, 05/01/29	565	640,134
Series 1B, 5.30%, 05/01/39	645	753,940
Series 1B, 5.45%, 05/01/48	1,150	1,338,335
Miami-Dade County Industrial Development Authority, RB, 5.00%, 01/15/48	915	1,061,043
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/21(g)	4,550	4,602,507
Midtown Miami Community Development District, Refunding SAB
Series A, 5.00%, 05/01/37	845	882,383
Series B, 5.00%, 05/01/37	495	516,899
North River Ranch Community Development District, SAB
Series A-1, 4.00%, 05/01/40	310	336,632
Series A-1, 4.25%, 05/01/51	530	570,964
Series A-2, 4.20%, 05/01/35	450	487,994
Series A-3, 4.75%, 05/01/40	600	600,306
Palm Beach County Health Facilities Authority, Refunding RB, Series A, 7.25%, 06/01/34	500	534,765
Santa Rosa Bay Bridge Authority, RB, 6.25%, 07/01/28(e)(f)	3,405	2,982,145
Seminole County Industrial Development Authority, Refunding RB
5.50%, 11/15/49	1,235	1,381,718
5.75%, 11/15/54	985	1,109,346
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 05/01/40(c)	805	627,489
Tolomato Community Development District, Refunding SAB, CAB, Series A-4, Convertible, 6.61%, 05/01/40(c)	305	295,673
Tolomato Community Development District, SAB(e)(f)
3rd Series, 6.65%, 05/01/40	710	7
Series 2015-1, 6.61%, 05/01/40(c)	1,305	1,275,207
Series 2015-3, 6.61%, 05/01/40	875	9
Trout Creek Community Development District, SAB
5.38%, 05/01/38	430	489,920
5.50%, 05/01/49	1,105	1,245,954
Village Community Development District No.9, SAB, 5.50%, 05/01/42	1,065	1,083,808
West Villages Improvement District, SAB
4.75%, 05/01/39	455	506,046
5.00%, 05/01/50	940	1,042,366

		59,230,947

Georgia — 1.0%
George L Smith II Congress Center Authority, RB, 4.00%, 01/01/54	410	478,413

2

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	$560	$786,122
Series A, 5.00%, 05/15/36	560	796,141
Series A, 5.00%, 05/15/37	615	885,680
Series A, 5.00%, 05/15/38	340	496,658
Series A, 5.00%, 05/15/49	1,130	1,785,841
Private Colleges & Universities Authority, Refunding RB, 4.00%, 10/01/50	345	412,223

		5,641,078

Guam — 0.2%
Territory of Guam, Refunding RB
Series A, 5.00%, 11/01/35	385	495,830
Series A, 5.00%, 11/01/40	540	682,819

		1,178,649

Idaho — 0.1%
Idaho Housing & Finance Association, RB, Series A, 6.95%, 06/15/55(b)	580	640,059

Illinois — 6.5%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	1,020	1,069,582
Series C, 5.25%, 12/01/35	1,655	1,867,932
Series D, 5.00%, 12/01/46	2,155	2,400,769
Series H, 5.00%, 12/01/46	720	861,545
Chicago Board of Education, Refunding GO
Series B, 4.00%, 12/01/35	745	772,327
Series C, 5.00%, 12/01/25	725	853,136
Series D, 5.00%, 12/01/31	1,000	1,234,220
Series G, 5.00%, 12/01/44	2,150	2,579,398
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	1,260	1,587,512
Illinois Finance Authority, Refunding RB
6.60%, 07/01/24	450	452,005
6.00%, 02/01/34	365	384,597
6.13%, 02/01/45	860	898,089
Metropolitan Pier & Exposition Authority, RB
Series A, 5.50%, 06/15/53	2,370	2,825,372
Series A, 5.00%, 06/15/57	1,020	1,224,143
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 12/15/47(h)	1,805	2,080,497
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, 0.00%, 12/15/54(d)	18,775	8,025,749
State of Illinois, GO
5.50%, 05/01/30	530	709,776
5.50%, 05/01/39	1,055	1,382,440
Series A, 5.00%, 01/01/33	740	753,216
Series D, 5.00%, 11/01/24	3,255	3,731,239
Village of Lincolnshire Illinois, ST, 6.25%, 03/01/34	1,448	1,449,434

		37,142,978

Indiana — 1.8%
City of Anderson Indiana, RB, 5.38%, 01/01/40	580	608,153
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	825	912,062
AMT, 7.00%, 01/01/44	2,000	2,213,700
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)	1,885	1,888,092
Indiana Finance Authority, RB
Series A, AMT, 6.75%, 05/01/39	1,060	1,424,523

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority, RB (continued)
Series A, AMT, 5.00%, 07/01/44	$470	$503,849
Series A, AMT, 5.00%, 07/01/48	1,555	1,674,813
Indiana Housing & Community Development Authority, RB, 5.38%, 10/01/40(b)	1,230	1,298,130

		10,523,322

Iowa — 0.4%
Iowa Finance Authority, Refunding RB
5.25%, 12/01/25	150	165,314
Series B, 5.25%, 12/01/50(a)	2,085	2,294,855

		2,460,169

Kansas(b) — 0.2%
City of Shawnee Kansas, RB
5.00%, 08/01/41	230	251,496
5.00%, 08/01/56	850	911,251

		1,162,747

Kentucky — 0.8%
Kentucky Public Transportation Infrastructure Authority, RB, Series A, 5.75%, 07/01/49	4,000	4,375,760

Louisiana — 2.0%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(b)	2,380	2,359,651
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54(b)	930	976,863
Parish of St. James Louisiana, RB, 2nd Series, 6.35%, 07/01/40(b)	1,580	2,128,007
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 05/15/35	5,570	6,009,584

		11,474,105

Maryland — 1.1%
County of Frederick Maryland, Refunding TA, 4.63%, 07/01/43(b)	1,930	2,337,346
Maryland Economic Development Corp., RB, 5.00%, 07/01/56	360	445,298
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(b)	3,010	3,458,731

		6,241,375

Massachusetts — 0.1%
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/45	170	199,347
4.00%, 07/01/50	325	377,296

		576,643

Michigan — 1.2%
Advanced Technology Academy, Refunding RB, 5.00%, 11/01/44	415	464,215
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(g)	2,785	2,916,508
City of Detroit Michigan, GO
5.00%, 04/01/34	285	343,436
5.00%, 04/01/35	285	342,479
5.00%, 04/01/36	200	239,724
5.00%, 04/01/37	320	382,653

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
City of Detroit Michigan, GO (continued)
5.00%, 04/01/38	$145	$172,937
Michigan Finance Authority, RB, Series C-2, AMT, Senior Lien, 5.00%, 07/01/22(g)	415	432,924
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	1,200	1,461,204

		6,756,080

Minnesota — 0.3%
City of Minneapolis Minnesota, RB, Series A, 5.75%, 07/01/55	1,480	1,752,364

Missouri — 0.3%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB
Series A, 4.38%, 11/15/35	685	700,214
Series A, 4.75%, 11/15/47	760	769,804

		1,470,018

Nevada — 0.2%
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	315	372,991
5.00%, 07/01/45	395	461,131
5.00%, 07/01/51	420	485,155

		1,319,277

New Hampshire — 0.7%
New Hampshire Business Finance Authority, RB
Series A, 4.13%, 08/15/40	530	556,018
Series A, 4.25%, 08/15/46	595	620,740
Series A, 4.50%, 08/15/55	1,235	1,296,330
New Hampshire Business Finance Authority, Refunding RB(b)
Series B, 4.63%, 11/01/42	1,015	1,066,988
Series C, AMT, 4.88%, 11/01/42	485	512,097

		4,052,173

New Jersey — 4.4%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	1,065	1,192,278
5.25%, 11/01/44	770	852,698
New Jersey Economic Development Authority, RB 6.00%, 10/01/43	1,530	1,680,414
Series A, 5.00%, 07/01/32	165	181,776
Series A, 5.00%, 07/01/37	260	284,396
Series A, 5.25%, 11/01/54(b)	1,675	1,813,472
Series B, 5.00%, 06/15/43	2,245	2,776,347
AMT, 5.38%, 01/01/43	2,155	2,368,323
Series B, AMT, 6.50%, 04/01/31	1,940	2,111,593
New Jersey Economic Development Authority, Refunding RB, Series A, 6.00%, 08/01/49(b)	500	529,960
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/41	1,140	1,328,351
Series S, 5.25%, 06/15/43	2,345	2,984,153
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	5,970	7,150,329

		25,254,090

New Mexico — 0.5%
New Mexico Hospital Equipment Loan Council, Refunding RB, 5.50%, 07/01/42	2,970	3,104,006

Security	Par (000)	Value
New York — 6.3%
Erie Tobacco Asset Securitization Corp., Refunding RB,
Series A, 5.00%, 06/01/45	$2,890	$2,910,837
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	185	204,183
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	1,740	2,158,957
Series C-1, 5.00%, 11/15/50	565	702,397
Series C-1, 5.25%, 11/15/55	840	1,060,550
New York City Industrial Development Agency, Refunding RB
Series A, Class A, (AGM), 3.00%, 01/01/37	250	276,685
Series A, Class A, (AGM), 3.00%, 01/01/39	250	275,562
Series A, Class A, (AGM), 3.00%, 01/01/40	175	192,539
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	5,100	5,173,083
Series A, 5.00%, 06/01/42	3,155	3,184,373
Series A, 5.00%, 06/01/45	1,185	1,195,973
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	2,655	2,906,667
Series A-2-B, 5.00%, 06/01/51	1,900	2,028,896
New York Liberty Development Corp., Refunding RB(b)
Series 1, Class 1, 5.00%, 11/15/44	6,205	6,856,277
Series 2, Class 2, 5.15%, 11/15/34	455	512,548
Series 2, Class 2, 5.38%, 11/15/40	1,080	1,220,108
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	395	511,403
AMT, 5.00%, 10/01/40	1,120	1,431,987
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	1,490	1,899,050
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	1,234	1,378,537

		36,080,612

Ohio — 2.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	4,980	5,843,433
Cleveland-Cuyahoga County Port Authority, RB
4.00%, 07/01/46	65	76,785
4.00%, 07/01/51	95	111,741
County of Hamilton Ohio, Refunding RB, Series C, 5.00%, 01/01/46	875	980,298
County of Hardin Ohio, Refunding RB
5.00%, 05/01/30	240	263,981
5.25%, 05/01/40	480	521,899
5.50%, 05/01/50	1,130	1,226,479
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	840	988,655
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	385	393,077
Southern Ohio Port Authority, RB, Series A, AMT, 7.00%, 12/01/42(b)	2,315	2,689,312

		13,095,660

Oklahoma — 2.4%
Oklahoma Development Finance Authority, RB 7.25%, 09/01/51(b)	4,615	5,683,234
Series B, 5.00%, 08/15/38	2,990	3,657,727

4

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Development Finance Authority, RB (continued)
Series B, 5.25%, 08/15/43	$2,690	$3,324,436
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	750	859,103

		13,524,500

Oregon — 0.5%
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Series A, 5.50%, 10/01/49	1,765	1,882,267
Oregon State Facilities Authority, RB(b)
Series A, 5.00%, 06/15/29	115	127,209
Series A, 5.00%, 06/15/39	565	624,444

		2,633,920

Pennsylvania — 1.4%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	2,140	2,216,120
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	100	113,834
4.00%, 07/01/51	100	112,766
Montgomery County Industrial Development Authority, Refunding RB, 5.38%, 01/01/50	1,135	1,192,703
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,655	1,774,607
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	2,710	2,896,638

		8,306,668

Puerto Rico — 13.5%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	44,330	2,965,677
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	850	859,894
Commonwealth of Puerto Rico, GO(e)(f)
Series A, 5.25%, 07/01/22	145	138,026
Series A, 5.25%, 07/01/26	50	47,595
Series A, 5.13%, 07/01/31	515	490,232
Series A, 5.38%, 07/01/33	500	475,953
Series A, 6.00%, 07/01/38	750	723,750
Commonwealth of Puerto Rico, Refunding GO(e)(f)
5.00%, 07/01/18	90	82,425
Series A, 8.00%, 07/01/35	9,295	7,942,754
Series A, 5.50%, 07/01/39	1,265	1,136,609
Series A, 6.50%, 07/01/40	1,110	1,040,625
Series A, 5.00%, 07/01/41	2,230	1,903,916
Series B, 6.00%, 07/01/39	110	106,150
Series D, 5.75%, 07/01/41	165	154,138
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	170	176,047
Series A, Senior Lien, 5.13%, 07/01/37	200	206,872
Series A, Senior Lien, 5.75%, 07/01/37	1,290	1,341,626
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(b)
Series A, Senior Lien, 5.00%, 07/01/35	1,780	2,208,410
Series A, Senior Lien, 5.00%, 07/01/47	3,135	3,801,501
Puerto Rico Electric Power Authority, RB
3rd Series, 5.40%, 01/01/22(a)	90	83,272
Series A, 5.00%, 07/01/29(e)(f)	660	652,162
Series A, 7.00%, 07/01/33(e)(f)	3,295	3,321,087
Series A, 6.75%, 07/01/36(e)(f)	1,335	1,345,569
Series A, 5.00%, 07/01/42(e)(f)	1,315	1,299,384

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series A, 7.00%, 07/01/43(e)(f)	$375	$377,969
Series A-3, 10.00%, 07/01/19(e)(f)	323	339,160
Series B-3, 10.00%, 07/01/19(e)(f)	323	339,160
Series C-1, 5.40%, 01/01/18(e)(f)	887	823,661
Series C-2, 5.40%, 07/01/18(e)(f)	887	823,795
Series C-4, 5.40%, 07/01/20(e)(f)	90	83,272
Series CCC, 5.25%, 07/01/26(e)(f)	260	256,912
Series CCC, 5.25%, 07/01/28(e)(f)	145	143,278
Series TT, 5.00%, 07/01/25(e)(f)	100	98,813
Series TT, 5.00%, 07/01/26(e)(f)	225	222,328
Series WW, 5.50%, 07/01/19(e)(f)	200	197,625
Series WW, 5.50%, 07/01/21	1,595	1,480,348
Series WW, 5.38%, 07/01/22	1,310	1,294,444
Series WW, 5.25%, 07/01/33(e)(f)	120	118,575
Series WW, 5.50%, 07/01/38(e)(f)	205	202,566
Series WW, 5.50%, 07/01/49(e)(f)	1,320	1,304,325
Series XX, 5.25%, 07/01/27(e)(f)	110	108,694
Series XX, 5.25%, 07/01/35	585	542,949
Series XX, 5.25%, 07/01/35(e)(f)	60	59,288
Series XX, 5.75%, 07/01/36(e)(f)	860	849,787
Series XX, 5.25%, 07/01/40(e)(f)	1,020	1,007,887
Puerto Rico Electric Power Authority, Refunding RB(e)(f)
Series AAA, 5.25%, 07/01/22	2,545	2,514,778
Series AAA, 5.25%, 07/01/29	95	93,872
Series UU, 1.00%, 07/01/19(a)	115	102,298
Series UU, 1.00%, 07/01/20(a)	495	440,327
Series UU, 2.25%, 07/01/31(a)	580	515,939
Series ZZ, 5.25%, 07/01/19	455	449,597
Series ZZ, 5.25%, 07/01/24	345	340,903
Series ZZ, 5.00%, 07/01/49	145	143,278
Puerto Rico Electric Power Authority, Refunding RB, BAB, 6.13%, 07/01/40	1,085	1,007,008
Puerto Rico Public Buildings Authority, Refunding RB(e)(f)
Series F, (GTD), 5.25%, 07/01/24	235	246,493
Series M-2, (GTD), 10.00%, 07/01/34	155	175,925
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,453	2,821,809
Series A-1, Restructured, 5.00%, 07/01/58	5,234	6,098,290
Series A-2, Restructured, 4.33%, 07/01/40	6,129	6,961,625
Series A-2, Restructured, 4.54%, 07/01/53	21	23,842
Series A-2, Restructured, 4.78%, 07/01/58	2,080	2,391,584
Series B-1, Restructured, 4.55%, 07/01/40	2,402	2,760,619
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/24	1,406	1,352,038
Series A-1, Restructured, 0.00%, 07/01/29	1,079	949,596
Series A-1, Restructured, 0.00%, 07/01/31	686	553,266
Series A-1, Restructured, 0.00%, 07/01/33	337	252,393
Series A-1, Restructured, 0.00%, 07/01/46	10,261	3,427,995
Series A-1, Restructured, 0.00%, 07/01/51	2,333	566,429
Series B-1, Restructured, 0.00%, 07/01/46	883	296,052

		77,664,466

Rhode Island — 1.9%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(e)(f)	4,190	628,500

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/40	$980	$1,109,125
Series B, 4.50%, 06/01/45	5,055	5,628,186
Series B, 5.00%, 06/01/50	3,330	3,812,584

		11,178,395

South Carolina — 0.1%
South Carolina Jobs-Economic Development Authority, RB, Series A, 5.00%, 11/15/54	345	381,197

Tennessee — 0.4%
Memphis-Shelby County Industrial Development Board, Refunding TA
Series A, 5.50%, 07/01/37	925	917,313
Series A, 5.63%, 01/01/46	1,085	1,080,411

		1,997,724

Texas — 6.7%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	715	724,431
Arlington Higher Education Finance Corp., RB, 5.00%, 06/15/51	715	760,324
Arlington Higher Education Finance Corp., Refunding RB, Series S, 5.00%, 08/15/41	370	411,688
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	675	729,425
Central Texas Regional Mobility Authority, Refunding RB, CAB(d)
0.00%, 01/01/28	1,000	930,260
0.00%, 01/01/29	2,000	1,822,600
0.00%, 01/01/30	1,170	1,039,299
0.00%, 01/01/33	3,690	3,020,007
0.00%, 01/01/34	4,000	3,176,960
City of Houston Texas Airport System Revenue, RB, Series A, AMT, 6.63%, 07/15/38	2,890	2,901,473
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	250	297,880
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	730	804,256
Series C, AMT, 5.00%, 07/15/27	1,615	1,908,575
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(g)	475	521,161
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	785	828,199
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.88%, 04/01/23(g)	1,210	1,326,341
Series A, 6.00%, 04/01/23(g)	1,845	2,026,216
Series A, 10.00%, 12/01/25(b)	1,140	1,139,111
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 08/15/36(b)	1,085	1,087,018
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)	1,650	1,668,463
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	290	338,998
Series A, 5.75%, 08/15/45	580	678,896
Port Beaumont Navigation District, Refunding RB(b)
Series A, AMT, 3.63%, 01/01/35	650	672,438
Series A, AMT, 4.00%, 01/01/50	1,400	1,447,614
Red River Health Facilities Development Corp., RB 5.13%, 01/01/41	900	910,305

Security	Par (000)	Value

Texas (continued)
Red River Health Facilities Development Corp., RB (continued)
7.25%, 12/15/42(e)(f)	$2,895	$2,022,415
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	865	948,542
Texas Transportation Commission, RB, CAB(d)
0.00%, 08/01/46	1,420	495,509
0.00%, 08/01/47	2,120	701,699
0.00%, 08/01/48	2,235	701,924
0.00%, 08/01/49	2,100	626,094
0.00%, 08/01/50	3,015	847,637
0.00%, 08/01/51	1,770	469,793
0.00%, 08/01/52	1,770	443,562
0.00%, 08/01/53	160	37,915

		38,467,028

Utah(b) — 0.1%
Utah Charter School Finance Authority, RB
Series A, 5.00%, 06/15/41	205	239,914
Series A, 5.00%, 06/15/52	265	301,755

		541,669

Virginia — 1.7%
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	495	531,214
5.00%, 03/01/45	505	536,063
Norfolk Redevelopment & Housing Authority, RB
Series A, 4.00%, 01/01/29	300	318,960
Series A, 5.00%, 01/01/34	485	526,361
Series A, 5.00%, 01/01/49	955	1,020,226
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	2,370	2,408,418
Virginia Small Business Financing Authority, RB, AMT, Senior Lien, 6.00%, 01/01/37	4,440	4,665,108

		10,006,350

Washington — 1.0%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42	1,495	1,545,411
Washington State Convention Center Public Facilities District, RB
4.00%, 07/01/31	1,315	1,570,360
4.00%, 07/01/58	795	929,753
Washington State Housing Finance Commission, RB(b)
Series A, 5.00%, 07/01/50	225	261,101
Series A, 5.00%, 07/01/56	255	291,980
Washington State Housing Finance Commission, Refunding RB(b)
5.75%, 01/01/35	315	348,885
6.00%, 01/01/45	850	941,043

		5,888,533

Wisconsin — 5.1%
Public Finance Authority, RB
5.00%, 06/15/39	175	212,989
5.00%, 06/15/41(b)	345	373,701
5.00%, 01/01/42(b)	605	666,813
6.85%, 11/01/46(b)	900	957,420
7.00%, 11/01/46(b)	570	610,219
5.00%, 06/15/49	530	627,695
5.63%, 06/15/49(b)	2,500	2,578,475

6

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB (continued)
5.00%, 04/01/50(b)	$115	$137,409
5.00%, 06/15/53	355	419,372
5.00%, 06/15/55(b)	895	939,070
5.00%, 01/01/56(b)	1,470	1,584,307
Series A, 6.25%, 10/01/31(b)	605	644,966
Series A, 5.38%, 06/01/44(b)	555	573,448
Series A, 7.00%, 10/01/47(b)	605	642,940
Series A, 5.63%, 06/15/49(b)	2,950	3,217,299
Series A, 5.50%, 06/01/54(b)	680	696,476
Series A, 5.00%, 06/15/55(b)	4,030	4,182,616
Series A-1, 4.50%, 01/01/35(b)	1,225	1,407,905
Series A-1, 5.50%, 12/01/48(b)(e)(f)	20	6,578
Series A-1, 5.00%, 01/01/55(b)	2,640	3,041,201
Series B, 0.00%, 01/01/35(b)(d)	1,750	814,397
Series B, 0.00%, 01/01/60(b)(d)	35,940	3,321,575
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 11/01/46	470	511,769
5.00%, 11/01/54	785	847,313

		29,015,953

Total Municipal Bonds — 90.4% (Cost: $457,139,405)		519,122,878

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

Illinois — 2.6%
Illinois Finance Authority, RB, Series A, (AGM), 6.00%, 08/15/41	7,180	7,193,857
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(g)	4	4,291
Series C, 4.00%, 02/15/41	1,495	1,710,703
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,056	5,902,472

		14,811,323

Massachusetts — 0.5%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	2,268	2,536,916

New York — 12.2%
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47(j)	1,465	1,471,720
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.15%, 11/01/39	1,893	1,981,159
Series C-1A, 4.20%, 11/01/44	3,470	3,631,395
Series C-1A, 4.30%, 11/01/47	2,840	2,971,696
Series D-1B, 4.25%, 11/01/45	8,996	9,615,381
New York City Water & Sewer System, Refunding RB
Series CC, 5.00%, 06/15/23(g)	6,665	7,246,443
Series CC, 5.00%, 06/15/47	7,516	8,172,517
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	18,104	18,434,354
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(j)	6,600	6,696,726

Security	Par (000)	Value

New York (continued)
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	$1,444	$1,721,829
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	6,956	8,166,450

		70,109,670

Pennsylvania — 0.5%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,505	3,104,847

Rhode Island — 0.3%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/22(g)	1,710	1,782,128

Texas — 0.4%
Lower Colorado River Authority, Refunding, RB, 4.00%, 05/15/43	2,271	2,328,773

Washington — 1.4%
City of Bellingham Washington Water & Sewer Revenue, RB, 5.00%, 08/01/40	7,966	7,966,366

Wisconsin — 0.2%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	1,142	1,301,681

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.1% (Cost: $99,442,729)		103,941,704

Total Long-Term Investments — 108.5%
(Cost: $556,582,134)		623,064,582

	Shares

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(k)(l)	12,505,115	12,507,616

Total Short-Term Securities — 2.2% (Cost: $12,507,616)		12,507,616

Total Investments — 110.7% (Cost: $569,089,750)		635,572,198

Other Assets Less Liabilities — 0.3%		1,620,620

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.0)%		(62,938,122)

Net Assets Applicable to Common Shares — 100.0%		$574,254,696

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	When-issued security.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniAssets Fund, Inc. (MUA)

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 15, 2047 to November 15, 2051, is $4,275,810.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$—	$12,507,616	(a)	$—	$—	$—	$12,507,616	12,505,115	$143	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$519,122,878	$—	$519,122,878
Municipal Bonds Transferred to Tender Option Bond Trusts	—	103,941,704	—	103,941,704
Short-Term Securities
Money Market Funds	12,507,616	—	—	12,507,616

	$12,507,616	$623,064,582	$—	$635,572,198

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $62,928,098 are categorized as Level 2 within the fair value hierarchy.

8

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniAssets Fund, Inc. (MUA)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

CAB	Capital Appreciation Bonds

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

RB	Revenue Bond

SAB	Special Assessment Bonds

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	9